CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
OPERATING REVENUES
Total operating revenues		$ 81,891,992	¥ 580,016,414	¥ 586,060,092	¥ 529,250,664
COST OF REVENUES		(57,326,545)	(406,026,720)	(458,587,778)	(315,597,133)
GROSS PROFIT		24,565,447	173,989,694	127,472,314	213,653,531
OPERATING EXPENSES
Selling expenses		(389,737)	(2,760,388)	(3,769,663)	(5,419,964)
General and administrative expenses		(3,517,987)	(24,916,851)	(34,516,321)	(34,049,653)
Research and development expenses		(22,758,492)	(161,191,572)	(93,684,006)	(107,035,272)
Stock compensation expenses		(16,577,808)	(117,415,639)
Impairment loss for goodwill		(15,004,731)	(106,274,006)	(35,493,300)	(18,457,742)
Impairment loss for long-lived assets		(932,158)	(6,602,198)	(13,713,233)
Change in fair value of business acquisition payable					3,239,892
Change in fair value of warrant liability | ¥				832,355
Total operating expenses		(59,180,913)	(419,160,654)	(180,344,168)	(161,722,739)
INCOME (LOSS) FROM OPERATIONS		(34,615,466)	(245,170,960)	(52,871,854)	51,930,792
OTHER INCOME (EXPENSE)
Investment income (loss)		(3,942,812)	(27,925,753)	(1,064,204)	1,258,006
Interest income		548,253	3,883,115	1,789,539	1,885,104
Finance expenses, net		(86,582)	(613,232)	(443,802)	(1,790,309)
Other income, net		159,142	1,127,156	2,246,901	2,001,407
Total other income (expense), net		(3,321,999)	(23,528,714)	2,528,434	3,354,208
INCOME (LOSS) BEFORE INCOME TAXES		(37,937,465)	(268,699,674)	(50,343,420)	55,285,000
BENEFIT OF (PROVISION FOR) INCOME TAXES
Current		(23,505)	(166,476)	(102,338)	(2,351,565)
Deferred		376,539	2,666,910	3,901,192	1,804,356
Total (provision for) benefit of income tax		353,034	2,500,434	3,798,854	(547,209)
NET INCOME (LOSS)		(37,584,431)	(266,199,240)	(46,544,566)	54,737,791
Less: Net income (loss) attributable to non-controlling interests		284,369	2,014,100	292,942	(538,060)
NET INCOME (LOSS) ATTRIBUTABLE TO MICRO ALGO INC.		(37,868,800)	(268,213,340)	(46,837,508)	55,275,851
NET INCOME (LOSS)		(37,584,431)	(266,199,240)	(46,544,566)	54,737,791
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment		(8,125,038)	(57,547,208)	(30,643,029)	(455,030)
COMPREHENSIVE INCOME (LOSS)		(45,709,469)	(323,746,448)	(77,187,595)	54,282,761
Less: Comprehensive income (loss) attributable to non-controlling interests		284,369	2,014,100	35,453	(538,060)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO MICRO ALGO INC.		$ (45,993,838)	¥ (325,760,548)	¥ (77,223,048)	¥ 54,820,821
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic		4,561,903	4,561,903	3,986,029	3,960,396
Diluted		4,561,903	4,561,903	3,986,029	3,960,396
LOSS PER SHARE
Basic | (per share)	[1]	$ (8.30)	¥ (58.79)	¥ (11.75)	¥ 13.96
Diluted | (per share)	[1]	$ (8.30)	¥ (58.79)	¥ (11.75)	¥ 13.96
Service [Member]
OPERATING REVENUES
Total operating revenues		$ 80,464,595	¥ 569,906,586	¥ 447,812,310	¥ 310,186,386
Product [Member]
OPERATING REVENUES
Total operating revenues		$ 1,427,397	¥ 10,109,828	¥ 138,247,782	¥ 219,064,278

[1]	All period results have been adjusted for the share consolidation effective March 22, 2024.